Acquisitions - Schedule of Acquisition-date Fair Value of The Consideration Transferred (Details) - Apollo Fusion Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Jul. 01, 2021
Business Acquisition [Line Items]
Cash paid for outstanding Apollo common stock and options	$ 19,926	$ 19,926
Fair value of Astra Class A common stock issued	33,008	33,008
Fair value of contingent consideration	23,000	18,400
Total purchase consideration	75,934	71,334
Less: cash acquired	566	566
Total purchase consideration, net of cash acquired	$ 75,368	70,768
Measurement Period Adjustment [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration		(4,600)
Total purchase consideration		(4,600)
Total purchase consideration, net of cash acquired		$ (4,600)